INCOME TAXES (Operating Loss Carryforwards) (Details) $ in Millions	Dec. 31, 2018 USD ($)
U.S Federal
Operating loss carryforwards
Net operating loss carryforwards	$ 556.3
State
Operating loss carryforwards
Net operating loss carryforwards	292.1
U.S Federal and State
Operating loss carryforwards
Valuation allowance against the related deferred tax assets	137.2
Foreign | China
Operating loss carryforwards
Net operating loss carryforwards	69.1
Valuation allowance against the related deferred tax assets	10.4
Foreign | Countries other than the U.S. and China
Operating loss carryforwards
Net operating loss carryforwards	100.4
Valuation allowance against the related deferred tax assets	$ 16.9